SCHEDULE OF NET OF DEBT DISCOUNT (Details) - July 2025 Mast Note [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Convertible notes, gross	$ 569,512
Less: debt discount recorded	(203,834)
Amortization of debt discount	34,624
Convertible notes, net	400,302
10% Coupon August 2026 [Member]
Short-Term Debt [Line Items]
Convertible notes, gross	$ 569,512